Other Receivables (reclassification)	12 Months Ended
Dec. 31, 2021
Other Receivables [Abstract]
Other receivables (reclassification)

Note 6 – Other receivables (reclassification)

Other receivables consist of the following:

	December 31, 2021	December 31, 2020
		Reclassification
Other receivables
Other receivables, disposal of revenue equipment	169,095	31,082
Others*	67,614	-
Vehicle rental in advance	427,716	-
Pay on behalf of third parties	875,619	-
Total other receivables	$1,540,044	$31,082

*	A balance of $11,416,940 is reclassified from other receivables to loans receivable.

Others primarily involve the employee’s statutory social insurance.